Related Party Transactions_Profit And Loss Arising From Transactions With Related Parties(Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		According to IAS 24, the Group includes associates, key management (including family members), and post-employment benefit plans of the Group and its related party companies in the scope of related parties. Additionally, the Group discloses balances (receivables and payables) and other amounts arising from the related party transactions in the notes to the consolidated financial statements. See Note 13 for details on investments in associates.
Associates and Joint Ventures
Related Party Transactions Abstract [Abstract]
Interest expense		₩ 3,000,000	₩ 749,000,000	₩ 955,000,000
Fee and commission income		795,000,000	717,000,000	611,000,000
KB Insurance Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest income		12,000,000	63,000,000	50,000,000
Interest expense		202,000,000	1,057,000,000	164,000,000
Fee and commission income		8,994,000,000	20,321,000,000	5,329,000,000
Fee and commission expense		1,021,000,000	508,000,000	0
Gains on financial assets/liabilities at fair value through profit or loss		796,000,000	4,822,000,000	2,761,000,000
Losses on financial assets/liabilities at fair value through profit or loss		18,717,000,000	3,701,000,000	164,000,000
Other operating income		16,743,000,000	12,972,000,000	759,000,000
Other operating expense		633,000,000	6,406,000,000	1,233,000,000
General and administrative expenses		5,601,000,000	14,244,000,000	3,691,000,000
Reversal for credit loss		0	119,000,000	0
Provision for credit loss		12,000,000	0	14,000,000
Other non-operating income		51,000,000	110,000,000	10,000,000
Other non-operating expense		0	74,000,000	(3,496,000,000)
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		0	6,791,000,000
Allowances for loan losses		0	9,000,000
Derivative financial assets		0	3,941,000,000
Other assets		0	23,341,000,000
Debts		0	20,000,000,000
Deposits		0	9,883,000,000
Derivative financial liabilities		0	13,545,000,000
Provisions		0	8,000,000
Other liabilities		₩ 0	6,384,000,000
Description Of Transactions With Related Party	[1],[2]	Excluded from the Group’s related party as of December 31, 2017. The amounts are not disclosed as these are excluded from the Group’s related party as of December 31, 2017.
Balhae Infrastructure Fund
Related Party Transactions Abstract [Abstract]
Fee and commission income		₩ 7,162,000,000	8,440,000,000	7,975,000,000
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		1,669,000,000	2,123,000,000
Korea Credit Bureau Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest expense		132,000,000	92,000,000	73,000,000
Fee and commission income		1,374,000,000	1,648,000,000	1,822,000,000
Fee and commission expense		1,206,000,000	1,948,000,000	1,900,000,000
General and administrative expenses		2,202,000,000	1,968,000,000	2,199,000,000
Provision for credit loss		1,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		22,000,000	14,000,000
Deposits		25,513,000,000	26,827,000,000
Provisions		1,000,000	0
Other liabilities		469,000,000	255,000,000
UAMCO., Ltd.
Related Party Transactions Abstract [Abstract]
Interest expense		0	1,000,000	8,000,000
Fee and commission income		₩ 0	5,000,000	14,000,000
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group’s related party as of December 31, 2017.
JSC Bank CenterCredit
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Cash and due from financial institutions		₩ 0	8,000,000
KoFC KBIC Frontier Champ 2010-5(PEF)
Related Party Transactions Abstract [Abstract]
Fee and commission income		216,000,000	457,000,000	548,000,000
Terra Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		10,000,000	0
United PF 1st Recovery Private Equity Fund
Related Party Transactions Abstract [Abstract]
Interest expense		₩ 0	1,000,000	49,000,000
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group’s related party as of December 31, 2017.
KB GwS Private Securities Investment Trust
Related Party Transactions Abstract [Abstract]
Fee and commission income		₩ 851,000,000	896,000,000	894,000,000
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		641,000,000	673,000,000
IMM Investment 5th PRIVATE EQUITY FUND
Related Party Transactions Abstract [Abstract]
Other non-operating expense		₩ 0	1,000,000	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group’s related party as of December 31, 2017.
Incheon Bridge Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest income		₩ 25,511,000,000	14,534,000,000	12,843,000,000
Interest expense		292,000,000	369,000,000	436,000,000
Insurance income		162,000,000	0	0
Reversal for credit loss		43,000,000	0	2,000,000
Provision for credit loss		0	31,000,000	4,000,000
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		200,414,000,000	209,105,000,000
Allowances for loan losses		288,000,000	331,000,000
Other assets		710,000,000	821,000,000
Deposits		48,795,000,000	38,556,000,000
Provisions		3,000,000	3,000,000
Insurance contract liabilities		189,000,000
Other liabilities		29,000,000	166,000,000
Jaeyang Industry Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest income		98,000,000	0	0
Reversal for credit loss		6,000,000	37,000,000	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		0	303,000,000
Allowances for loan losses		0	6,000,000
Other assets		0	7,000,000
HIMS Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest income		₩ 0	51,000,000	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group’s related party as of December 31, 2017.
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Related Party Transactions Abstract [Abstract]
Interest expense		₩ 0	10,000,000	0
Fee and commission income		481,000,000	212,000,000	675,000,000
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		176,000,000	98,000,000
Jungdo Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		4,000,000	0
Dongjo Co., Ltd.
Related Party Transactions Abstract [Abstract]
Reversal for credit loss		2,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		116,000,000	0
Allowances for loan losses		1,000,000	0
Aju Good Technology Venture Fund
Related Party Transactions Abstract [Abstract]
Interest expense		14,000,000	4,000,000	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		2,771,000,000	1,201,000,000
Other liabilities		1,000,000	1,000,000
Ejade Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		0	2,000,000
Jungdong Steel Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		3,000,000	3,000,000
Doosung Metal Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest income		0	1,000,000	0
Insurance income		1,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Insurance contract liabilities		1,000,000	0
KB Star Office Private Real Estate Investment Trust No.1
Related Party Transactions Abstract [Abstract]
Interest income		370,000,000	371,000,000	370,000,000
Interest expense		63,000,000	87,000,000	92,000,000
Fee and commission income		435,000,000	436,000,000	435,000,000
Provision for credit loss		3,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		10,000,000,000	10,000,000,000
Allowances for loan losses		3,000,000	0
Other assets		136,000,000	136,000,000
Deposits		6,962,000,000	6,682,000,000
Other liabilities		45,000,000	50,000,000
RAND Bio Science Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest expense		16,000,000	14,000,000	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		1,000,000	1,000,000
Deposits		1,032,000,000	2,356,000,000
Other liabilities		4,000,000	12,000,000
Inno Lending Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest expense		1,000,000	0	0
Fee and commission income		3,000,000	0	0
Other non-operating expense		0	20,000,000	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		2,000,000	0
Deposits		41,000,000	1,902,000,000
isMedia Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Provisions		0	4,000,000
KBIC Private Equity Fund No. 3
Related Party Transactions Abstract [Abstract]
Interest expense		0	12,000,000	23,000,000
Fee and commission income		38,000,000	260,000,000	300,000,000
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		0	64,000,000
Deposits		0	700,000,000
Other liabilities		₩ 0	1,000,000
Description Of Transactions With Related Party	[2]	The amounts are not disclosed as these are excluded from the Group’s related party as of December 31, 2017.
E-clear International Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest income		₩ 0	0	18,000,000
Sawnics Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest income		₩ 0	0	1,000,000
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group’s related party as of December 31, 2017.
SY Auto Capital Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest income		₩ 828,000,000	718,000,000	0
Interest expense		22,000,000	19,000,000	24,000,000
Fee and commission income		47,000,000	0	0
Fee and commission expense		2,956,000,000	0	0
Insurance income		29,000,000	0	0
Other operating income		731,000,000	1,606,000,000	1,588,000,000
Other operating expense		128,000,000	153,000,000	0
Reversal for credit loss		32,000,000	0	0
Provision for credit loss		0	61,000,000	1,000,000
Other non-operating income		51,000,000	250,000,000	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		40,057,000,000	30,049,000,000
Allowances for loan losses			32,000,000
Other assets		51,000,000	108,000,000
Deposits		6,000,000	3,997,000,000
Provisions		29,000,000	29,000,000
Insurance contract liabilities		8,000,000
Other liabilities		349,000,000	70,000,000
Kyobo 7 Special Purpose Acquisition Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest expense		₩ 1,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group’s related party as of December 31, 2017.
Food Factory Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest income		₩ 24,000,000	0	0
Insurance income		3,000,000	0	0
Provision for credit loss		44,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		679,000,000	0
Allowances for loan losses		44,000,000	0
Other assets		1,000,000	0
Deposits		1,000,000	0
Insurance contract liabilities		3,000,000	0
KB Pre IPO Secondary Venture Fund 1st
Related Party Transactions Abstract [Abstract]
Fee and commission income		83,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		28,000,000	0
Builton Co., Ltd.
Related Party Transactions Abstract [Abstract]
Insurance income		1,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		1,000,000	0
Deposits		26,000,000	0
Insurance contract liabilities		1,000,000	0
KB Private Equity Fund Ⅲ
Related Party Transactions Abstract [Abstract]
Fee and commission income		457,000,000	0	0
Wise Asset Management Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest expense		5,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		340,000,000	0
Other liabilities		1,000,000	0
Acts Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest income		249,000,000	0	0
Insurance income		2,000,000	0	0
Losses on financial assets/liabilities at fair value through profit or loss		220,000,000	0	0
General and administrative expenses		150,000,000	0	0
Provision for credit loss		66,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		1,927,000,000	0
Allowances for loan losses		161,000,000	0
Intangible assets		1,275,000,000	0
Deposits		4,000,000	0
Insurance contract liabilities		1,000,000	0
Korbi Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest income		183,000,000	0	0
Provision for credit loss		₩ 89,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group’s related party as of December 31, 2017.
POSCO-KB Shipbuilding Fund
Related Party Transactions Abstract [Abstract]
Interest expense		₩ 3,000,000	0	0
Fee and commission income		257,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		123,000,000	0
Dae-A Leisure Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest expense		1,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		466,000,000	0
Other liabilities		14,000,000	0
Paycoms Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest income		61,000,000	0	0
Provision for credit loss		32,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		1,066,000,000	0
Allowances for loan losses		89,000,000	0
Bungaejanter. Inc.
Related Party Transactions Abstract [Abstract]
Interest income		31,000,000	0	0
Provision for credit loss		44,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		425,000,000	0
Allowances for loan losses		36,000,000	0
Faromancorporation Co., Ltd.
Related Party Transactions Abstract [Abstract]
Reversal for credit loss		₩ 345,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group’s related party as of December 31, 2017.
Daesang Techlon Co., Ltd.
Related Party Transactions Abstract [Abstract]
Insurance income		₩ 1,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		2,000,000	0
Big Dipper Co., Ltd.
Related Party Transactions Abstract [Abstract]
Provision for credit loss		2,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		6,000,000	0
Provisions		2,000,000	0
KB-KDBC New Technology Business Investment Fund
Related Party Transactions Abstract [Abstract]
Interest expense		4,000,000	0	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		7,500,000,000	0
Other liabilities		4,000,000	0
KB No.3 Special Purpose Acquisition Company
Related Party Transactions Abstract [Abstract]
Interest income		0	0	62,000,000
Interest expense		0	0	5,000,000
Gains on financial assets/liabilities at fair value through profit or loss		0	0	4,077,000,000
Reversal for credit loss		₩ 0	0	14,000,000
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group’s related party as of December 31, 2017.
KB No.4 Special Purpose Acquisition Company
Related Party Transactions Abstract [Abstract]
Interest income		₩ 0	0	78,000,000
Interest expense		0	0	25,000,000
Gains on financial assets/liabilities at fair value through profit or loss		0	0	172,000,000
Reversal for credit loss		₩ 0	0	14,000,000
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group’s related party as of December 31, 2017.
KB No.5 Special Purpose Acquisition Company
Related Party Transactions Abstract [Abstract]
Interest income		₩ 0	68,000,000	68,000,000
Interest expense		0	19,000,000	44,000,000
Gains on financial assets/liabilities at fair value through profit or loss		0	216,000,000	0
Losses on financial assets/liabilities at fair value through profit or loss		0	0	119,000,000
Reversal for credit loss		0	29,000,000	0
Provision for credit loss		0	0	16,000,000
Other non-operating income		₩ 0	2,000,000	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group’s related party as of December 31, 2017.
KB No.6 Special Purpose Acquisition Company
Related Party Transactions Abstract [Abstract]
Interest income		₩ 0	55,000,000	53,000,000
Interest expense		0	14,000,000	66,000,000
Losses on financial assets/liabilities at fair value through profit or loss		0	65,000,000	471,000,000
Other non-operating expense		₩ 0	4,000,000	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group’s related party as of December 31, 2017.
KB No.7 Special Purpose Acquisition Company
Related Party Transactions Abstract [Abstract]
Interest income		₩ 0	37,000,000	34,000,000
Interest expense		0	18,000,000	38,000,000
Fee and commission income		0	0	150,000,000
Gains on financial assets/liabilities at fair value through profit or loss		0	861,000,000	998,000,000
Other non-operating income		₩ 0	40,000,000	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group’s related party as of December 31, 2017.
KB No.8 Special Purpose Acquisition Company
Related Party Transactions Abstract [Abstract]
Interest income		₩ 75,000,000	74,000,000	41,000,000
Interest expense		36,000,000	35,000,000	21,000,000
Fee and commission income		0	0	350,000,000
Gains on financial assets/liabilities at fair value through profit or loss		0	0	1,951,000,000
Losses on financial assets/liabilities at fair value through profit or loss		170,000,000	41,000,000	0
Reversal for credit loss		0	50,000,000	0
Provision for credit loss		0	0	50,000,000
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		2,296,000,000	2,490,000,000
Derivative financial assets		2,122,000,000	2,235,000,000
Deposits		2,339,000,000	2,342,000,000
Other liabilities		19,000,000	3,000,000
KB No.9 Special Purpose Acquisition Company
Related Party Transactions Abstract [Abstract]
Interest income		76,000,000	73,000,000	12,000,000
Interest expense		33,000,000	40,000,000	7,000,000
Fee and commission income		0	473,000,000	0
Gains on financial assets/liabilities at fair value through profit or loss		0	1,665,000,000	0
Losses on financial assets/liabilities at fair value through profit or loss		200,000,000	392,000,000	6,000,000
Reversal for credit loss		0	49,000,000	0
Provision for credit loss		0	0	50,000,000
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		2,356,000,000	2,584,000,000
Derivative financial assets		2,241,000,000	2,441,000,000
Deposits		2,309,000,000	2,399,000,000
Other liabilities		38,000,000	6,000,000
KB No.10 Special Purpose Acquisition Company
Related Party Transactions Abstract [Abstract]
Interest income		48,000,000	17,000,000	0
Interest expense		24,000,000	8,000,000	0
Fee and commission income		0	175,000,000	0
Gains on financial assets/liabilities at fair value through profit or loss		0	1,497,000,000	0
Losses on financial assets/liabilities at fair value through profit or loss		103,000,000	0	0
Other non-operating income		0	5,000,000	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		1,603,000,000	1,495,000,000
Derivative financial assets		1,930,000,000	1,698,000,000
Deposits		1,698,000,000	1,754,000,000
Other liabilities		10,000,000	8,000,000
KB No.11 Special Purpose Acquisition Company
Related Party Transactions Abstract [Abstract]
Interest income		22,000,000	3,000,000	0
Fee and commission income		150,000,000	0	0
Gains on financial assets/liabilities at fair value through profit or loss		711,000,000	16,000,000	0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		697,000,000	790,000,000
Derivative financial assets		846,000,000	135,000,000
Hyundai-Tongyang Agrifood Private Equity Fund
Related Party Transactions Abstract [Abstract]
Fee and commission income		187,000,000	0	0
KB IGen Private Equity Fund No. 1
Related Party Transactions Abstract [Abstract]
Fee and commission income		1,266,000,000	0	0
Keystone-Hyundai Securities No. 1 Private Equity Fund
Related Party Transactions Abstract [Abstract]
Fee and commission income		94,000,000	22,000,000	0
MJT&I Co., Ltd.
Related Party Transactions Abstract [Abstract]
Interest income		0	2,000,000	₩ 0
Key management
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans and receivables (Gross amount)		1,665,000,000	1,982,000,000
Other assets		2,000,000	2,000,000
Deposits		8,707,000,000	8,217,000,000
Insurance contract liabilities		809,000,000	413,000,000
Other liabilities		124,000,000	139,000,000
Retirement pension
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		348,000,000	304,000,000
Deposits		0	1,464,000,000
Other liabilities		₩ 4,286,000,000	₩ 16,497,000,000

[1]	Excluded from the Group’s related party as of December 31, 2017.
[2]	The amounts are not disclosed as these are excluded from the Group’s related party as of December?31, 2017.